MML SERIES INVESTMENT FUND II
Supplement dated July 16, 2012 to the
Prospectus dated May 1, 2012 and the
MML Strategic Emerging Markets Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies for the MML Strategic Emerging Markets Fund (on pages 39-40 in the Prospectus) is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk for the MML Strategic Emerging Markets Fund is hereby deleted (on page 41 in the Prospectus):

Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE